Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	As of June 30, 2022	As of December 31, 2021

Goodwill from Shanghai Qishuo acquisition(a)	1,912,102	2,009,769

(a)	See Note 4 for details.